Inventories	12 Months Ended
Feb. 29, 2024
Inventories [Abstract]
INVENTORIES

10. INVENTORIES

	As of February 29/28
Figures in Rand thousands	2024	2023

Vehicles	2,083	75,843
Other consumables	4,499	3,316
Total inventories	6,582	79,159

Inventories recognized as an expense in cost of sales is ZAR 267.3 million (2023: ZAR 218.8 million, 2022: ZAR 59.2 million).